SECURED BORROWING (Schedule of Maturity Profile of Secured Borrowings) (Details) - Dec. 31, 2015 - Secured borrowings [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Secured borrowings [Line Items]
Within one year	$ 13,276	¥ 86,000
Between one and two years	12,504	81,000
Between two and three years	13,276	86,000
Between three and four years	12,659	82,000
Between four and five years	12,659	82,000
Total	$ 64,374	¥ 417,000